Related Party Transactions (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) item	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Related Party Transactions
Related party transaction commission expenses		$ 0	$ 1,800,000	$ 2,800,000	$ 8,400,000
Amount of forgiveness				6,600,000
Total captive policy expenses		0.0	540,000	0.0	1,600,000
Claims receivables				0.0	1,000,000.0
Sales to a related party company		1,200,000	2,100,000	3,500,000	6,900,000	$ 7,100,000	$ 4,800,000	$ 2,500,000
Costs incurred with related party company		1,400,000	$ 2,600,000	6,800,000	$ 10,300,000	$ 13,000,000.0	$ 7,800,000
Promissory notes
Related Party Transactions
Number of notes executed | item	2
Amount of promissory notes	$ 250,000
Amount outstanding		$ 471,599		$ 471,599